Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common share cash dividends declared (in dollars per share)	$ 1.76	$ 1.76
Common share cash dividends paid (in dollars per share)	1.76	1.76
Retained earnings
Common share cash dividends declared (in dollars per share)	1.76	1.76
Common share cash dividends paid (in dollars per share)	$ 1.76	$ 1.76